UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund:  BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland

Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 139.8%
Corporate — 1.9%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$320	$321,744
Potomac Electric Power Co., 6.20%, 9/01/22	250	272,555

		594,299
County/City/Special District/School District — 18.9%
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	565,605
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 7/01/44	250	252,833
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	275,055
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	250	257,855
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/19 (a)	175	189,623
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,398	1,410,610
State of Maryland, GO, Refunding, State & Local Facilities Loan, 3rd Series C, 5.00%, 11/01/20	500	566,705
State of Maryland, GO, State & Local Facilities Loan, 2nd Series B, 3.00%, 8/01/27	2,425	2,496,998

		6,015,284
Education — 30.7%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	549,663
3.25%, 9/01/28	360	370,688
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 7/01/37	500	535,565

Municipal Bonds	Par (000)	Value
Maryland (continued)
Education (continued)
Maryland EDC, Refunding RB (continued):
University of Maryland College Park Project (AGM), 5.00%, 6/01/43	$1,350	$1,554,687
University of Maryland Project, 5.00%, 7/01/39	500	539,240
University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,067,350
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	250	287,327
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 7/01/39	100	104,066
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,116,600
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	10	10,473
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	1,002,618
Maryland Institute College, 4.00%, 6/01/42	500	509,475
Maryland Institute College of Art, 5.00%, 6/01/29	500	554,710
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,092,180
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	400	488,636

		9,783,278
Health — 43.4%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	272,605
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	750	851,085
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,095,960
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,092,410

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Health (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/40	$1,000	$1,045,230
Charlestown Community Project, 6.25%, 1/01/21 (a)	1,000	1,178,910
Charlestown Community, Series A, 5.00%, 1/01/45	500	550,555
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,270,675
Lifebridge Health Issue, 4.13%, 7/01/47	500	520,520
Medstar Health, Inc., 5.00%, 8/15/42	1,000	1,118,390
Meritus Medical Center Issue, 5.00%, 7/01/40	1,000	1,099,610
Peninsula Regional Medical Center, 5.00%, 7/01/45	700	769,496
University of Maryland, 5.00%, 7/01/35	200	229,136
University of Maryland, 4.00%, 7/01/41	500	517,455
University of Maryland Medical System, 5.13%, 7/01/19 (a)	1,000	1,085,050
University of Maryland Medical System, Series A, 5.00%, 7/01/43	1,000	1,102,050

		13,799,137
Housing — 12.9%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	567,780
Columbia Commons Apartments, Series A, 5.00%, 6/01/44	550	597,272
Gateway Village Apartments, 4.00%, 6/01/46	500	513,320
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 7/01/42	1,220	1,247,633
Maryland Community Development Administration, RB:
M/F Housing, 3.70%, 7/01/35	500	508,890
S/F Housing, Residential, Series A, 5.05%, 9/01/39	500	509,925

Municipal Bonds	Par (000)	Value
Maryland (continued)
Housing (continued)
Maryland Community Development Administration, RB (continued):
S/F Housing, Residential, Series B, 4.75%, 9/01/39	$150	$153,173

		4,097,993
Transportation — 14.7%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	538,350
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	538,350
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/19 (a)	1,000	1,058,010
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	2,026,659
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	508,720

		4,670,089
Utilities — 17.3%
City of Annapolis Maryland Water & Sewer Revenue, Refunding RB, Series A, 3.38%, 8/01/40	780	783,448
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,140,440
Water Project, Series A, 5.00%, 7/01/43	1,000	1,127,560
City of Baltimore Maryland, Refunding RB (b):
Convention Center Hotel, 5.00%, 9/01/46	750	835,492
East Baltimore Research Park Project, 5.00%, 9/01/38	250	265,410
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 6/01/43	250	258,058

2	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Utilities (continued)
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	$500	$550,155
5.00%, 4/01/32	500	548,945

		5,509,508
Total Municipal Bonds in Maryland		44,469,588

Puerto Rico — 1.4%
Tobacco — 1.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	450	450,292
Total Municipal Bonds — 141.2%		44,919,880

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Maryland — 14.5%
Transportation — 9.9%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	3,000	3,127,470
Utilities — 4.6%
City of Baltimore Maryland, RB, Wastewater Project, Sub-Series A, 5.00%, 7/01/46	1,269	1,472,550
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.5%		4,600,020
Total Long-Term Investments (Cost — $47,432,689) — 155.7%		49,519,900

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (d)(e)	791,369	$791,527
Total Short-Term Securities (Cost — $791,523) — 2.5%		791,527
Total Investments (Cost — $48,224,212*) — 158.2%		50,311,427
Liabilities in Excess of Other Assets — (1.4)%		(442,990)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.7)%		(2,141,173)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (50.1)%		(15,923,904)

Net Assets Applicable to Common Shares — 100.0%		$31,803,360

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$46,095,887

Gross unrealized appreciation	$2,137,204
Gross unrealized depreciation	(56,039)

Net unrealized appreciation	$2,081,165

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	During the period ended May 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain [1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,496,051	(704,682)	791,369	$791,527	$2,257	$1,703	$4

[1]	Includes net capital gain distributions.
(e)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(7)	5-Year U.S. Treasury Note	September 2017	$828,187	$(1,223)
(14)	10-Year U.S. Treasury Note	September 2017	$1,768,156	(5,321)
(9)	Long U.S. Treasury Bond	September 2017	$1,384,313	(11,262)
(3)	Ultra U.S. Treasury Bond	September 2017	$495,375	(5,950)
Total				$(23,756)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

4	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$49,519,900	—	$49,519,900
Short-Term Investments	$791,527	—	—	791,527

Total	$791,527	$49,519,900	—	$50,311,427

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(23,756)	—	—	$(23,756)

[1]	See above Schedule of Investments for values in each sector.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2017	5

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(2,134,375)	—	$(2,134,375)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

Total	—	$(18,134,375)	—	$(18,134,375)

During the period ended May 31, 2017, there were no transfers between levels.

6	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2017

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 24, 2017